Share Based Compensation - Share Unit Plans (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 EquityInstruments shares	Dec. 31, 2023 shares EquityInstruments
Performance Share Units (PSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	2,314	2,209
Granted	616	814
Redeemed for cash	(824)	(436)
Forfeited/expired | shares	(210)	(273)
Outstanding, end of year	1,896	2,314
Performance Share Units (PSUs) | Minimum
Share Based Compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share Based Compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	26,530	28,262
Granted	6,379	9,006
Redeemed for cash	(12,570)	(7,582)
Forfeited/expired | shares	(870)	(3,156)
Outstanding, end of year	19,469	26,530
Deferred Share Units (DSUs)
Summary of activity of share unit plans:
Outstanding, beginning of year	1,169	1,331
Granted	138	299
Redeemed for cash	(418)	(461)
Outstanding, end of year	889	1,169
Deferred Share Units (DSUs) | Director | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Director | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	25.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Three
Share Based Compensation
Percentage of awards elected to be paid in cash	75.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Four
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%